Portfolio of Investments

December 31, 2020

Rareview Dynamic Fixed Income ETF

 (Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Financials	3.3
Exchange-Traded Funds	96.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks
Financials — 3.1%
12,762	AGNC Investment Corp.	199,087
24,992	Annaly Capital Management Inc.	211,183
		410,270
Total Common Stocks (Cost $370,572)		410,270

Exchange-Traded Funds — 90.2%
223,281	Aberdeen Asia-Pacific Income Fund, Inc.	993,599
55,822	Ares Dynamic Credit Allocation Fund, Inc.	797,696
87,268	BlackRock Debt Strategies Fund, Inc.	911,950
32,634	BlackRock Floating Rate Income Strategies Fund, Inc.	395,198
44,856	BlackRock MuniVest Fund, Inc.	412,227
19,449	Blackstone Senior Floating Rate Term Fund	276,565
10,816	Brookfield Real Assets Income Fund, Inc.	192,849
6,289	DoubleLine Opportunistic Credit Fund	123,579
30,636	Eaton Vance Municipal Bond Fund	416,650
29,499	Eaton Vance Municipal Income Trust	394,697
40,180	Invesco Dynamic Credit Opportunities Fund	431,533
31,667	Invesco Value Municipal Income Trust	495,589
119,826	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	753,706
42,382	Nuveen AMT-Free Quality Municipal Income Fund	639,968
65,384	Nuveen Preferred & Income Securities Fund	636,186
39,715	Nuveen Quality Municipal Income Fund	610,420
72,562	Nuveen Senior Income Fund	376,597
47,762	PGIM Global High Yield Fund, Inc.	693,982
48,503	PGIM High Yield Bond Fund, Inc.	727,545
30,531	Pioneer Municipal High Income Advantage Trust	355,686
24,281	Templeton Emerging Markets Income Fund	188,663
70,952	Western Asset Emerging Markets Debt Fund, Inc.	986,232
25,640	Western Asset Managed Municipals Fund, Inc.	329,218
		12,140,335
Total Exchange-Traded Funds (Cost $11,339,006)		12,140,335

Purchased Options on Futures – 0.0%
Total Purchased Options on Futures (Cost $5,949)		5,499

Total Investments — 93.3%
(Cost $11,715,527)		12,556,104
Other Assets in Excess of Liabilities — 6.7%		893,502
Net Assets — 100.0%		$13,449,606
(a) Non-income producing security

AMT —	Alternative Minimum Tax (subject to)

Portfolio of Investments

December 31, 2020

Rareview Dynamic Fixed Income ETF

 (Unaudited)

Exchange-traded options on futures contracts written as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount ($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcv Op Jun21p	Put	256	25,408	99.25	6/11/21	5,499
Total						5,499
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/(Depreciation) ($)
90 Day Euro$ December Futures	440	12/14/21	109,769,000	23,730
			109,769,000	23,730

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/(Depreciation) ($)
90 Day Euro$ June Futures	440	6/20/23	109,670,000	(58,595)
			109,670,000	(58,595)

	Total unrealized appreciation			23,730
	Total unrealized depreciation			$(58,595)
Total net unrealized appreciation/(depreciation)				$(34,865)

Portfolio of Investments

December 31, 2020

Rareview Tax Advantaged Income ETF

(Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 98.3%
74,024	BlackRock MuniVest Fund, Inc.	680,281
50,746	Eaton Vance Municipal Bond Fund	690,146
41,268	Eaton Vance Municipal Income Trust	552,166
48,900	Invesco Value Municipal Income Trust	765,285
69,113	Nuveen AMT-Free Quality Municipal Income Fund	1,043,606
65,055	Nuveen Quality Municipal Income Fund	999,895
43,391	Pioneer Municipal High Income Advantage Trust	505,505
42,193	Western Asset Managed Municipals Fund, Inc.	541,758
		5,778,642
Total Exchange-Traded Funds (Cost $5,516,997)		5,778,642

Purchased Options on Futures – 0.0%
Total Purchased Options on Futures (Cost $2,649)		2,449

Total Investments — 98.3%
(Cost $5,519,646)		5,781,091
Other Assets in Excess of Liabilities — 1.7%		97,076
Net Assets — 100.0%		5,878,167

AMT —	Alternative Minimum Tax (subject to)

Exchange-traded options on futures contracts written as of December 31, 2020 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount ($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcv Op Jun21p	Put	114	11,315	99.25	6/11/21	2,449
Total						$2,449
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/(Depreciation) ($)
90 Day Euro$ December Futures	135	12/14/21	33,679,125	11,776
			33,679,125	11,776

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/(Depreciation) ($)
90 Day Euro$ June Futures	135	6/20/23	33,648,750	(19,708)
			33,648,750	(19,708)

Portfolio of Investments

December 31, 2020

Rareview Tax Advantaged Income ETF

(Unaudited)

Total unrealized appreciation	11,776
Total unrealized depreciation	$(19,708)
Total net unrealized appreciation/(depreciation)	$(7,932)

Portfolio of Investments

December 31, 2020

The SPAC and New Issue ETF

(Unaudited)

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Financials	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks
Financials — 100.0%
45,230	7GC & Co. Holdings, Inc.(a)	477,177
41,078	AEA-Bridges Impact Corp.(a)	414,888
17,480	Alpha Healthcare Acquisition Corp.(a)	185,288
60,800	Apollo Strategic Growth Capital(a)	632,928
53,808	Artius Acquisition, Inc.(a)	571,979
61,598	Avanti Acquisition Corp.(a)	633,227
48,146	BowX Acquisition Corp.(a)	493,978
27,512	Capstar Special Purpose Acquisition Corp.(a)	279,247
63,498	CC Neuberger Principal Holdings II(a)	660,379
120,020	Churchill Capital Corp. IV(a)	1,201,401
44,156	CM Life Sciences, Inc.(a)	487,482
59,242	Cohn Robbins Holdings Corp.(a)	616,709
32,567	Corner Growth Acquisition Corp.(a)	340,325
34,390	D8 Holdings Corp.(a)	349,402
18,810	DD3 Acquisition Corp. II(a)	197,505
28,272	Decarbonization Plus Acquisition Corp.(a)	324,845
55,252	Dragoneer Growth Opportunities Corp.(a)	733,194
19,418	Duddell Street Acquisition Corp.(a)	203,889
60,800	E.Merge Technology Acquisition Corp.(a)	621,984
70,348	Fintech Acquisition Corp. IV(a)	794,933
67,713	Foley Trasimene Acquisition Corp.(a)	757,031
56,848	FTAC Olympus Acquisition Corp.(a)	585,534
34,884	Fusion Acquisition Corp.(a)	394,189
54,910	GO Acquisition Corp.(a)	559,533
52,326	Gores Holdings V, Inc.(a)	544,190
47,196	GS Acquisition Holdings Corp. II(a)	514,436
54,226	Horizon Acquisition Corp.(a)	543,345
41,268	Hudson Executive Investment Corp.(a)	446,107
16,720	Jiya Acquisition Corp.(a)	172,216
9,500	KINS Technology Group, Inc.(a)	97,755
35,946	Oaktree Acquisition Corp. II(a)	354,982
18,506	OTR Acquisition Corp.(a)	194,128
37,848	Qell Acquisition Corp.(a)	465,152
57,342	RedBall Acquisition Corp.(a)	624,454
50,806	Reinvent Technology Partners(a)	587,317
124,024	Seven Oaks Acquisition Corp.(a)	1,283,649
45,866	Social Capital Hedosophia Holdings Corp. IV(a)	627,906
63,878	Social Capital Hedosophia Holdings Corp. V(a)	794,642
77,634	Social Capital Hedosophia Holdings Corp. VI(a)	954,899
44,878	Sports Entertainment Acquisition Corp.(a)	454,165
40,318	Starboard Value Acquisition Corp.(a)	414,066
51,604	Trebia Acquisition Corp.(a)	556,807
59,812	TWC Tech Holdings II Corp.(a)	629,820
13,570	Ventoux CCM Acquisition Corp.(a)	139,771
51,566	VG Acquisition Corp.(a)	589,399
36,184	Viveon Health Acquisition Corp.(a)	371,610
57,342	Vy Global Growth(a)	697,504
		24,505,367

Portfolio of Investments

December 31, 2020

The SPAC and New Issue ETF

(Unaudited)

Shares	Fair Value ($)
Common Stocks (continued)
Financials — 100.0% (continued)
Total Common Stocks (Cost $24,407,822)	24,505,367

Total Investments — 100.0%
(Cost $24,407,822)	24,505,367
Other Assets in Excess of Liabilities — 0.0%	9,701
Net Assets — 100.0%	$24,515,068

(a) Non-income producing security